INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Taxes
Income (Loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2019	2018	2017

Domestic	$21,095	$9,081	$10,485
Foreign	(6,557)	1,816	(92,065)

Total	$14,538	$10,897	$(81,580)

Schedule of Income Taxes
Taxes on income are comprised as follows:

	Year ended December 31,
	2019	2018	2017

Current taxes	$3,816	$1,706	$1,212
Taxes in respect of previous years	(129)	612	(1,179)
Deferred tax expense (benefit)	(2,042)	458	(8,859)

Total	$1,645	$2,776	$(8,826)

Schedule of Income Taxes by Jurisdiction
Taxes on income by jurisdiction were as follows:

	Year ended December 31,
	2019	2018	2017

Domestic	$3,055	$2,187	$1,548
Foreign	(1,410)	589	(10,374)

Total	$1,645	$2,776	$(8,826)

Domestic:
Current taxes	$3,519	$1,121	$387
Deferred tax (benefit) expense	(197)	649	2,532
Taxes in respect of previous years	(267)	417	(1,371)

Total - Domestic	$3,055	$2,187	$1,548

Foreign:
Current taxes	$297	$585	$825
Deferred tax benefit	(1,845)	(191)	(11,391)
Taxes in respect of previous years	138	195	192

Total - Foreign	$(1,410)	$589	$(10,374)

Total income tax expense	$1,645	$2,776	$(8,826)

Schedule of Deferred Tax Assets (Liabilities)
The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carry forwards	$4,490	$4,992
Research and development	2,865	2,216
Intangible assets	2,543	1,480
Other temporary differences mainly relating to reserve and allowances	624	718
Deferred tax assets, before valuation allowance	10,522	9,406
Valuation allowance	4,351	4,992
Total deferred tax assets, net	$6,171	$4,414

Domestic:
Long term deferred tax asset, net	$1,050	$950
	$1,050	$950

Foreign:
Long term deferred tax asset, net	$5,121	$3,464
	$5,121	$3,464

Total deferred tax asset, net	$6,171	$4,414

Schedule of the Reconciliation of the Effective Tax Rate
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of income is as follows:

	Year ended December 31,
	2019	2018	2017

Income (Loss) before taxes on income	$14,538	$10,897	$(81,580)
Statutory tax rate in Israel	23.0%	23.0%	24.0%
Theoretical tax expense (income)	$3,344	$2,506	$(19,579)

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(2,973)	(1,301)	(584)
Non-deductible expenses	374	298	1,150
Non- deductible Impairment charges	-	-	12,652
Deferred taxes on losses and other temporary charges for which a valuation allowance was provided, net	421	541	(209)
Tax adjustment in respect of different tax rate of foreign subsidiaries	397	511	(3,392)
Change in future tax rate	-	-	836
Other	82	221	300

Taxes on income	$1,645	$2,776	$(8,826)

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.11	$0.05	$0.02
Diluted	$0.11	$0.05	$0.02

e.	Income tax rates

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2019	2018

Balance at the beginning of the year	$3,619	$4,195
Decrease related to prior year tax positions, net	404	658
Increase related to current year tax positions, net	447	82

Balance at the end of the year	$3,662	$3,619